Note Conversions	12 Months Ended
Sep. 30, 2012
Convertible Notes, 12 Secured Promissory Note, Note Conversions and Loss On Settlement Of Debt [Abstract]
Note Conversions

Note 9 – Note Conversions

During the year ended September 30, 2012, the Company issued 36,935,195 shares of common stock for conversion of debt in the amount of $1,081,410 (including interest). In connection with the conversions, the Company issued warrants to purchase 2,300,000 shares of common stock. In connection with the conversion of such debt, the Company recognized a loss of $136,989 as more fully described in Note 10.

During the year ended September 30, 2011, the Company issued 23,696,276 shares of common stock for conversion of debt in the amount of $1,055,591 (including interest). In connection with the conversions, the Company issued warrants to purchase 979,167 shares of common stock, and issued warrants to purchase 6,500,000 shares of common stock to replace warrants to purchase 4,166,666 shares of common stock.  In connection with the conversion of such debt, the Company recognized a loss of $1,161,457 as more fully described in Note 10.